Loans Acquired with Evidence of Credit Deterioration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 06, 2013
Contractual Required Payments Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period		$ 8,112
2013 Collections	(336)
Balance at end of period	7,776	8,112
Cash Expected to be Collected [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period		6,885
2013 Collections	(336)
Balance at end of period	6,549	6,885
Non-Accretable Discount [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period		1,227
2013 Collections	0
Balance at end of period	1,227	1,227
Accretable Yield [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period		0
2013 Collections	0
Balance at end of period	0	0
Loans Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period		6,885
2013 Collections	(336)
Balance at end of period	$ 6,549	$ 6,885